Provisions (Tables)	12 Months Ended
Mar. 31, 2025
Provisions [abstract]
Schedule of Reconciliation of Changes in Provisions
The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and return reserves	Other	Total
As of April 1, 2023	¥64,290	¥8,951	¥465,214	¥25,874	¥564,329
Increases	54,679	14,326	956,682	10,864	1,036,551
Decreases (utilized)	(93,016)	(10,716)	(993,456)	(12,106)	(1,109,294)
Decreases (reversed)	(6,864)	(1,664)	(30,307)	(5,734)	(44,568)
Foreign currency translation differences	3,253	1,205	85,127	2,191	91,775
As of March 31, 2024	¥22,342	¥12,102	¥483,259	¥21,089	¥538,793
Increases	7,181	41,794	871,225	39,848	960,049
Decreases (utilized)	(16,959)	(29,976)	(799,841)	(16,829)	(863,606)
Decreases (reversed)	(63)	(8,609)	(42,854)	(750)	(52,275)
Foreign currency translation differences	(40)	(1,316)	(12,624)	(664)	(14,644)
As of March 31, 2025	¥12,462	¥13,995	¥499,165	¥42,695	¥568,317

Schedule of Restructuring Expenses
Restructuring expenses recorded for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Cash:
Severance	¥10,605	¥13,685	¥62,595
Consulting fees	12,709	11,528	16,205
Other	33,601	48,622	44,784
Total	¥56,915	¥73,835	¥123,584
Non-Cash:
Depreciation and impairment	¥2,320	¥7,523	¥4,548
Total	¥59,234	¥81,358	¥128,133